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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                                          ----------------------
                                                               SEC USE ONLY
                                                          ----------------------


                                                          ----------------------

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2003.

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               (Please read instructions before preparing form.)
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If amended report check here: [ ]
GENESIS CAPITAL MANAGEMENT LLC
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Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 500          SAN FRANCISCO        CA       94133
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Business Address     (Street)                 (City)         (State)    (Zip)

GAIL P. SENECA                          415-486-6725             PRESIDENT
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

---------------------------------- ATTENTION ----------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 29 day of April, 2003.

                                           GENESIS CAPITAL MANAGEMENT LLC
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Gail P. Seneca
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
------------------------ -------------    ------------------------ -------------
1. --------------------- -------------    6. --------------------- -------------

2. --------------------- -------------    7. --------------------- -------------

3. --------------------- -------------    8. --------------------- -------------

4. --------------------- -------------    9. --------------------- -------------

5. --------------------- -------------    10. -------------------- -------------

                                                                 SEC 1685 (5/91)

Seneca Capital Management LLC
FORM 13F
@gencap
31-Mar-03
1Q03

                                                                                                                           Voting
                                                                                                                          Authority
                                                                Value           Shares/      Sh/    Put/     Invstmt      --------
Name of Issuer                       Class      CUSIP           (x$1000)        Prn Amt      Prn    Call     Dscretn       Sole
------------------------------       --------   ---------       --------        --------     ---    ----     -------      --------
Allergan Inc                         COM        018490102            822          12,050      SH              Defined        12,050
Altera Corp                          COM        021441100          2,166         159,940      SH              Defined       159,940
Amazon com Inc                       COM        023135106            800          30,750      SH              Defined        30,750
AmerisourceBergen Corporation        COM        03073E105          1,940          36,960      SH              Defined        36,960
BEA Systems Inc                      COM        073325102          1,165         114,860      SH              Defined       114,860
Ball Co                              COM        058498106          1,405          25,230      SH              Defined        25,230
Becton Dickinson & Co                COM        075887109          1,941          56,370      SH              Defined        56,370
Bed Bath & Beyond Inc                COM        075896100          1,632          47,260      SH              Defined        47,260
Best Buy Co Inc                      COM        086516101          1,274          47,250      SH              Defined        47,250
Biovail Corp                         COM        09067J109          2,117          53,100      SH              Defined        53,100
Broadcom Corp-Cl A                   COM        111320107          1,360         110,110      SH              Defined       110,110
Charter One Fin Inc                  COM        160903100          1,449          52,395      SH              Defined        52,395
Clorox Co                            COM        189054109          1,350          29,250      SH              Defined        29,250
Cooper Cameron Corp                  COM        216640102          1,211          24,460      SH              Defined        24,460
E M C Corp Mass                      COM        268648102             90          12,500      SH              Defined        12,500
Ecolab Inc                           COM        278865100          1,681          34,070      SH              Defined        34,070
Emulex Corp                          COM        292475209            889          46,400      SH              Defined        46,400
Estee Lauder Companies - Cl A        COM        518439104          1,331          43,830      SH              Defined        43,830
Gilead Sciences Inc                  COM        375558103          2,593          61,760      SH              Defined        61,760
Jabil Circuit Inc                    COM        466313103          2,245         128,310      SH              Defined       128,310
KLA-Tencor Corporation               COM        482480100          1,838          51,140      SH              Defined        51,140
Lamar Advertising Co                 COM        512815101          1,698          57,880      SH              Defined        57,880
Medimmune Inc                        COM        584699102          1,722          52,450      SH              Defined        52,450
Network Appliance Inc                COM        64120L104          1,722         153,920      SH              Defined       153,920
Newell Rubbermaid Inc.               COM        651229106          1,939          68,400      SH              Defined        68,400
Noble Corp                           COM        G65422100          1,413          44,960      SH              Defined        44,960
Pactiv Corporation                   COM        695257105          1,587          78,170      SH              Defined        78,170
Peoplesoft Inc                       COM        712713106          1,409          92,120      SH              Defined        92,120
Pepsi Bottling Group Inc             COM        713409100          1,151          64,200      SH              Defined        64,200
Safeco Corp                          COM        786429100          1,620          46,330      SH              Defined        46,330
Staples Inc                          COM        855030102          1,548          84,440      SH              Defined        84,440
Stryker Corp                         COM        863667101          1,311          19,100      SH              Defined        19,100
Univision Communications-A           COM        914906102          1,514          61,770      SH              Defined        61,770
Weight Watchers Intl Inc             COM        948626106          1,974          42,870      SH              Defined        42,870
Wellpoint Health Networks            COM        94973H108          2,266          29,530      SH              Defined        29,530
Whole Foods Market Inc               COM        966837106          1,683          30,250      SH              Defined        30,250
Yahoo Inc                            COM        984332106          2,065          85,990      SH              Defined        85,990